Subordinated loans - Additional information (Details) € in Millions, ¥ in Billions, $ in Billions	6 Months Ended
	Jun. 30, 2022 EUR (€)	Jun. 30, 2021 EUR (€)	May 31, 2022 JPY (¥)	Apr. 30, 2022 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)
Disclosure of detailed information about borrowings [line items]
Subordinated liabilities	€ 15,473				€ 16,715	€ 15,805
Redemption of subordinated loans	46,591	€ 32,233
Interest expense on subordinated loans	€ 316	€ 271
Perpetual Additional Tier 1 Contingent Convertible Capital Securities [member]
Disclosure of detailed information about borrowings [line items]
Subordinated liabilities | $				$ 1
Borrowings, interest rate				6.875%
Fixed Rate Subordinated Tier 2 Green Notes [Member]
Disclosure of detailed information about borrowings [line items]
Subordinated liabilities | ¥			¥ 10
Borrowings, interest rate			1.10%